Shareholder Report, Holdings (Details)	May 31, 2026
C000005535 | Top10HoldingBNY MellonBNY-3379859M9
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000005535 | Top10HoldingU.S. Treasury NotesBNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000005535 | Top10HoldingCitigroup Global MarketsBNY-1729912P5
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005535 | Top10HoldingRBC Dominion SecuritiesBNY-7809793V0
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005535 | Top10HoldingFederal Home Loan BanksBNY-3130B8EE8
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005535 | Top10HoldingFederal Farm Credit BanksBNY-3133ERYK1
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005535 | Top10HoldingGoldman SachsBNY-3819876A9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005535 | Top10HoldingJPMorgan ChaseBNY-6169975L2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005535 | Top10HoldingFederal Home Loan MortgageBNY-3134HCTQ2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005535 | Top10HoldingU.S. Treasury BillsBNY-912797VB0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005535 | Other0BNY-1729958X3
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000005535 | 0BNY-3379859M9
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000005535 | 0BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000005535 | 0BNY-3133ETDD6
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000005535 | 0BNY-1729958X3
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000190629 | Top10HoldingBNY MellonBNY-3379859M9
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000190629 | Top10HoldingU.S. Treasury NotesBNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000190629 | Top10HoldingCitigroup Global MarketsBNY-1729912P5
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000190629 | Top10HoldingRBC Dominion SecuritiesBNY-7809793V0
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000190629 | Top10HoldingFederal Home Loan BanksBNY-3130B8EE8
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000190629 | Top10HoldingFederal Farm Credit BanksBNY-3133ERYK1
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190629 | Top10HoldingGoldman SachsBNY-3819876A9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190629 | Top10HoldingJPMorgan ChaseBNY-6169975L2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190629 | Top10HoldingFederal Home Loan MortgageBNY-3134HCTQ2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190629 | Top10HoldingU.S. Treasury BillsBNY-912797VB0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190629 | Other0BNY-1729958X3
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000190629 | 0BNY-3379859M9
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000190629 | 0BNY-91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000190629 | 0BNY-3133ETDD6
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000190629 | 0BNY-1729958X3
Holdings [Line Items]
Percent of Net Asset Value	5.40%